Capital and funding - Disclosure of Reconciliation of Liabilities Arising from Financing Activities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of financial liabilities [line items]
Financial liabilities at beginning of period	€ (29,488)	€ (30,133)
Cash movement	(112)	1,764
Business acquisi- tions/ disposals	(44)	0
Foreign exchange changes	614	(671)
Fair value changes	(110)	150
Other movements	482	598
Financial liabilities at end of period	(29,622)	(29,488)
Gain loss on termination and modifications of leases	5	28
Bank loans and overdrafts
Disclosure of financial liabilities [line items]
Financial liabilities at beginning of period	(519)	(402)
Cash movement	(98)	(129)
Business acquisi- tions/ disposals	(9)	0
Foreign exchange changes	130	29
Fair value changes	0	0
Other movements	10	17
Financial liabilities at end of period	(506)	(519)
Bonds and other loans
Disclosure of financial liabilities [line items]
Financial liabilities at beginning of period	(26,512)	(27,621)
Cash movement	(413)	1,343
Business acquisi- tions/ disposals	(3)	0
Foreign exchange changes	403	(727)
Fair value changes	(159)	490
Other movements	8	(3)
Financial liabilities at end of period	(26,692)	(26,512)
Lease liabilities
Disclosure of financial liabilities [line items]
Financial liabilities at beginning of period	(1,408)	(1,649)
Cash movement	399	546
Business acquisi- tions/ disposals	12	0
Foreign exchange changes	55	12
Fair value changes	0	0
Other movements	453	317
Financial liabilities at end of period	(1,395)	(1,408)
Derivatives
Disclosure of financial liabilities [line items]
Financial liabilities at beginning of period	(631)	(184)
Cash movement	0	0
Business acquisi- tions/ disposals	0	0
Foreign exchange changes	7	(2)
Fair value changes	130	(448)
Other movements	0	(3)
Financial liabilities at end of period	(494)	(631)
Other financials liabilities
Disclosure of financial liabilities [line items]
Financial liabilities at beginning of period	(418)	(277)
Cash movement	0	4
Business acquisi- tions/ disposals	(44)	0
Foreign exchange changes	19	17
Fair value changes	(81)	108
Other movements	11	270
Financial liabilities at end of period	(535)	(418)
Overdrafts
Disclosure of financial liabilities [line items]
Cash movement	€ (14)	€ 9